Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
July 31, 2023
LCSK6-NPRT1-0923
1.9883968.106
Common Stocks - 95.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	1,301	53,127
Verizon Communications, Inc.	1,605	54,698
		107,825
Entertainment - 1.0%
Activision Blizzard, Inc.	505	46,844
The Walt Disney Co. (b)	1,844	163,913
Universal Music Group NV	6,450	165,442
		376,199
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (b)	4,718	626,173
Class C (b)	4,274	568,912
Match Group, Inc. (b)	2,375	110,461
Meta Platforms, Inc. Class A (b)	2,050	653,130
Snap, Inc. Class A (b)	8,010	90,994
		2,049,670
Media - 2.4%
Charter Communications, Inc. Class A (b)	61	24,717
Comcast Corp. Class A	16,026	725,337
Interpublic Group of Companies, Inc.	4,319	147,839
		897,893
TOTAL COMMUNICATION SERVICES		3,431,587
CONSUMER DISCRETIONARY - 3.8%
Automobile Components - 0.2%
BorgWarner, Inc.	1,729	80,399
Phinia, Inc.	345	9,788
		90,187
Automobiles - 0.1%
General Motors Co.	683	26,207
Broadline Retail - 0.2%
Amazon.com, Inc. (b)	542	72,455
Hotels, Restaurants & Leisure - 1.7%
Amadeus IT Holding SA Class A	877	62,889
Booking Holdings, Inc. (b)	124	368,379
Expedia, Inc. (b)	526	64,451
Marriott International, Inc. Class A	563	113,619
Starbucks Corp.	407	41,339
		650,677
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	671	71,354
Sony Group Corp. sponsored ADR	454	42,494
Whirlpool Corp.	169	24,380
		138,228
Specialty Retail - 1.1%
Lowe's Companies, Inc.	1,482	347,188
RH (b)	120	46,580
		393,768
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	262	28,922
TOTAL CONSUMER DISCRETIONARY		1,400,444
CONSUMER STAPLES - 4.7%
Beverages - 1.7%
Diageo PLC sponsored ADR	858	150,957
Keurig Dr. Pepper, Inc.	4,707	160,085
The Coca-Cola Co.	4,674	289,461
		600,503
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	38	21,305
Performance Food Group Co. (b)	1,198	71,592
Sysco Corp.	2,577	196,651
Target Corp.	599	81,746
U.S. Foods Holding Corp. (b)	1,439	61,488
Walmart, Inc.	583	93,198
		525,980
Household Products - 0.0%
Colgate-Palmolive Co.	43	3,279
Procter & Gamble Co.	51	7,971
		11,250
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	235	42,300
Haleon PLC ADR	18,188	160,236
Kenvue, Inc. (c)	3,100	73,408
		275,944
Tobacco - 0.8%
Altria Group, Inc.	5,973	271,294
Philip Morris International, Inc.	300	29,916
		301,210
TOTAL CONSUMER STAPLES		1,714,887
ENERGY - 11.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	185	6,621
Oil, Gas & Consumable Fuels - 11.2%
Cenovus Energy, Inc. (Canada)	9,640	183,348
Exxon Mobil Corp.	22,694	2,433,705
Hess Corp.	4,939	749,394
Imperial Oil Ltd.	5,004	269,582
Kosmos Energy Ltd. (b)	49,436	350,996
MEG Energy Corp. (b)	5,700	101,624
		4,088,649
TOTAL ENERGY		4,095,270
FINANCIALS - 17.0%
Banks - 11.3%
Bank of America Corp.	29,329	938,528
JPMorgan Chase & Co.	2,397	378,630
M&T Bank Corp.	627	87,692
PNC Financial Services Group, Inc.	2,220	303,896
Truist Financial Corp.	5,253	174,505
U.S. Bancorp	6,417	254,627
Wells Fargo & Co.	43,774	2,020,608
		4,158,486
Capital Markets - 2.1%
Charles Schwab Corp.	102	6,742
CME Group, Inc.	51	10,147
KKR & Co. LP	3,143	186,631
Morgan Stanley	1,755	160,688
Northern Trust Corp.	3,397	272,168
Raymond James Financial, Inc.	805	88,606
State Street Corp.	341	24,702
		749,684
Financial Services - 3.3%
Edenred SA	1,904	123,681
Fidelity National Information Services, Inc.	1,399	84,472
Global Payments, Inc.	265	29,216
MasterCard, Inc. Class A	318	125,381
PayPal Holdings, Inc. (b)	852	64,599
Radian Group, Inc.	6,857	184,659
Visa, Inc. Class A	2,541	604,072
		1,216,080
Insurance - 0.3%
Chubb Ltd.	555	113,448
MetLife, Inc.	100	6,297
		119,745
TOTAL FINANCIALS		6,243,995
HEALTH CARE - 12.7%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	349	68,195
Argenx SE ADR (b)	90	45,403
Insmed, Inc. (b)	1,428	31,545
Vaxcyte, Inc. (b)	1,371	65,890
Verve Therapeutics, Inc. (b)(c)	414	8,483
		219,516
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	165	18,369
Becton, Dickinson & Co.	330	91,945
Boston Scientific Corp. (b)	8,631	447,517
GE Healthcare Holding LLC	5,243	408,954
iRhythm Technologies, Inc. (b)	1	105
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	1,540	31,893
		998,783
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	2,384	218,064
Centene Corp. (b)	266	18,112
Cigna Group	1,440	424,944
CVS Health Corp.	2,848	212,717
Guardant Health, Inc. (b)	1,042	40,659
Humana, Inc.	115	52,535
McKesson Corp.	904	363,770
UnitedHealth Group, Inc.	1,335	676,004
		2,006,805
Life Sciences Tools & Services - 0.3%
Danaher Corp.	419	106,870
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	8,350	519,287
Eli Lilly & Co.	525	238,639
GSK PLC sponsored ADR	6,175	219,645
Johnson & Johnson	2,033	340,588
Sanofi SA sponsored ADR	510	27,219
Viatris, Inc.	480	5,054
		1,350,432
TOTAL HEALTH CARE		4,682,406
INDUSTRIALS - 15.3%
Aerospace & Defense - 3.7%
Airbus Group NV	1,372	202,096
General Dynamics Corp.	411	91,891
Huntington Ingalls Industries, Inc.	263	60,403
MTU Aero Engines AG	124	28,945
Raytheon Technologies Corp.	513	45,108
Safran SA	264	43,827
Textron, Inc.	306	23,798
The Boeing Co. (b)	3,564	851,261
		1,347,329
Air Freight & Logistics - 1.7%
FedEx Corp.	677	182,756
United Parcel Service, Inc. Class B	2,395	448,176
		630,932
Building Products - 0.1%
Johnson Controls International PLC	689	47,920
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	2,722	47,608
Electrical Equipment - 1.4%
Acuity Brands, Inc.	584	96,500
Hubbell, Inc. Class B	360	112,320
Regal Rexnord Corp.	530	82,775
Vertiv Holdings Co.	7,685	199,887
		491,482
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	2,639	160,319
Industrial Conglomerates - 6.3%
3M Co.	274	30,551
General Electric Co.	19,931	2,276,917
		2,307,468
Machinery - 1.2%
Chart Industries, Inc. (b)	340	61,934
Cummins, Inc.	216	56,333
Flowserve Corp.	1,605	60,605
Fortive Corp.	1,026	80,387
Nordson Corp.	30	7,548
Otis Worldwide Corp.	594	54,030
Stanley Black & Decker, Inc.	444	44,076
Westinghouse Air Brake Tech Co.	601	71,182
		436,095
Passenger Airlines - 0.1%
Copa Holdings SA Class A	98	11,566
Ryanair Holdings PLC sponsored ADR (b)	295	30,246
		41,812
Professional Services - 0.3%
Equifax, Inc.	129	26,326
Genpact Ltd.	1,168	42,153
Paycom Software, Inc.	95	35,032
		103,511
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	965	13,128
TOTAL INDUSTRIALS		5,627,604
INFORMATION TECHNOLOGY - 16.7%
IT Services - 0.4%
EPAM Systems, Inc. (b)	125	29,601
IBM Corp.	349	50,319
Snowflake, Inc. (b)	71	12,617
Twilio, Inc. Class A (b)	874	57,710
		150,247
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	367	73,228
Applied Materials, Inc.	684	103,688
Broadcom, Inc.	40	35,946
Lam Research Corp.	133	95,559
Marvell Technology, Inc.	4,382	285,400
NVIDIA Corp.	510	238,318
Qualcomm, Inc.	2,332	308,220
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,216	120,566
		1,260,925
Software - 9.4%
Adobe, Inc. (b)	648	353,918
Autodesk, Inc. (b)	384	81,404
DoubleVerify Holdings, Inc. (b)	496	20,882
Elastic NV (b)	1,024	68,045
Intuit, Inc.	201	102,852
Microsoft Corp.	7,297	2,451,209
PTC, Inc. (b)	290	42,285
Salesforce, Inc. (b)	144	32,401
SAP SE sponsored ADR	2,079	283,472
Workday, Inc. Class A (b)	98	23,239
		3,459,707
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	6,268	1,231,349
Samsung Electronics Co. Ltd.	687	37,530
		1,268,879
TOTAL INFORMATION TECHNOLOGY		6,139,758
MATERIALS - 3.3%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (b)	413	13,216
DuPont de Nemours, Inc.	2,420	187,865
LyondellBasell Industries NV Class A	598	59,118
Sherwin-Williams Co.	56	15,484
		275,683
Metals & Mining - 2.5%
First Quantum Minerals Ltd.	13,762	408,169
Freeport-McMoRan, Inc.	10,437	466,012
Glencore PLC	9,943	60,468
		934,649
TOTAL MATERIALS		1,210,332
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	430	81,833
Crown Castle International Corp.	386	41,800
Equinix, Inc.	13	10,529
Simon Property Group, Inc.	1,314	163,724
		297,886
UTILITIES - 0.8%
Electric Utilities - 0.7%
Entergy Corp.	279	28,653
PG&E Corp. (b)	3,129	55,102
Southern Co.	2,547	184,250
		268,005
Multi-Utilities - 0.1%
Sempra Energy	81	12,071
TOTAL UTILITIES		280,076
TOTAL COMMON STOCKS (Cost $22,181,946)		35,124,245

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	200	7,094

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	3,670	57,399

TOTAL PREFERRED STOCKS (Cost $52,030)		64,493

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	1,522,191	1,522,495
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	83,192	83,200
TOTAL MONEY MARKET FUNDS (Cost $1,605,695)		1,605,695

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $23,839,671)	36,794,433
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(52,775)
NET ASSETS - 100.0%	36,741,658

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,127 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,094 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	8,495

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	2,238,481	945,997	1,661,983	25,172	-	-	1,522,495	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	276,625	115,625	309,050	154	-	-	83,200	0.0%
Total	2,515,106	1,061,622	1,971,033	25,326	-	-	1,605,695

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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